Other Taxes Payable (Details) - Schedule of other taxes payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Taxes Payable [Abstract]
VAT payable	$ 15,266	$ 9,707
Income tax payable	2,505	2,244
Business tax payable	1,319	1,134
Others		19
Total	$ 19,090	$ 13,104